Consolidated Balance Sheets (USD $)	Sep. 30, 2014	Jun. 30, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 27,390,821	$ 25,564,351	$ 3,522,450
Prepaid expenses	427,622	178,158	10,325
Deferred financing costs, net of accumulated amortization of $0 and $69,546 respectively			78,724
Total current assets	27,818,443	25,742,509	3,611,499
Fixed assets, net	16,917	9,841	8,498
Other assets	12,100	12,100	12,100
Total assets	27,847,460	25,764,450	3,632,097
Current liabilities:
Accounts payable	624,733	746,098	180,319
Accrued expenses	879,497	382,023	438,658
Note payable	148,321	58,357
Derivative liabilities	46,817,020	25,586,933	20,103,425
Subordinated promissory notes payable, net of debt discount of $0 and $141,049, respectively			758,951
Total current liabilities	48,469,571	26,773,411	21,481,353
Long-term liability - accrued expense	100,000	100,000	100,000
Total liabilities	48,569,571	26,873,411	21,581,353
Commitments and contingencies
Stockholders' deficit:
Preferred Stock, Value
Common stock, Value	43,854	40,294	4,959
Additional paid-in capital	64,387,793	54,166,055	16,014,840
Accumulated deficit	(85,157,095)	(55,318,647)	(33,982,659)
Total stockholders' deficit	(20,722,111)	(1,108,961)	(17,949,256)
Total liabilities and stockholders' deficit	27,847,460	25,764,450	3,632,097
Series A Preferred Stock [Member]
Stockholders' deficit:
Preferred Stock, Value			13,604
Class A convertible preferred stock [Member]
Stockholders' deficit:
Preferred Stock, Value	$ 3,337	$ 3,337